THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE
                FORM 13F FILED ON NOVEMBER 14, 2002 PURSUANT TO A
                REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                CONFIDENTIAL TREATMENT EXPIRED ON MARCH 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [   ]; Amendment Number:          5
                                                 ------------------------
         This Amendment (Check only one.): [ ]  is a restatement.
                                           [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Satellite Asset Management, L.P.
Address:       623 Fifth Avenue, 20th Floor
               New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher       New York, New York                 October 22, 2003
-----------------------      --------------------               ----------------
[Signature]                  [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                           Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                 1
                                                                      ---
Form 13F Information Table Value Total:                           $86,780
                                                                  -------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                               FORM 13F INFORMATION TABLE
                                            SATELLITE ASSET MANAGEMENT, L.P.
                                        FOR THE QUARTER ENDED SEPTEMBER 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer   Title of Class  CUSIP      Value (x   Shrs/Prn   SH/   Put/  Investment   Other      Voting Authority
--------------   --------------  -----      ---------  --------   ---   ----  -----------  -----      ----------------
                                            (X/$1000)  amt        PRN   CALL  Discretion   Managers   Sole       Shared       None
                                            --------   ---        ---   ----  ----------   --------   ----       ------       ----

------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP   COM            71713U102   86,780     2,232,000  SH    SOLE                          2,232,000
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY:  1 DATA RECORDS                    86,780    0 OTHER MANAGERS ON WHOSE
                                                      BEHALF REPORT IS FILED